Investments - Summary of Financial Information in Respect of Investments Accounted for Using Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2026 USD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying amount of the Company's interest in associates accounted for using the equity method a	₨ 1,716		₨ 933
Carrying amount of the Company's interest in joint venture accounted for using the equity method	410		394
Investments in associates accounted for using equity method	1,716		933
Total investments accounted for using equity method	2,126		1,327		$ 23
Share of net profit/ (loss) of associate accounted for using the equity method	282		129	₨ (8)
Share of net profit/ (loss) of joint venture accounted for using the equity method	(25)		125	(225)
Total share of profit (loss) of associates and joint ventures accounted for using equity method	257	$ 3	₨ 254	₨ (233)
Drivestream Inc [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Carrying amount of the Company's interest in associates accounted for using the equity method a	352
Investments in associates accounted for using equity method	₨ 352
Proportion of ownership interest in associate	43.70%	43.70%